Share Ownership and Related Party Transactions (Schedule of Ownership or Controlling Interest of Outstanding Common Shares) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Shares owned (in shares)	63,095,986	55,377,020
A.H. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	9,204,284	9,204,284
Percentage of common shares outstanding	14.59%	16.62%
C.D. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	132,945	132,945
Percentage of common shares outstanding	0.21%	0.24%
Stichting Administratiekantoor ASMI [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	2,142,039	2,142,039
Percentage of common shares outstanding	3.39%	3.87%